Other equity reserves	12 Months Ended
Mar. 31, 2023
Disclosure of reserves within equity [abstract]
Other equity reserves
28. Other equity reserves

Other equity reserves are different categories of equity as required by accounting standards and represent the impact of a number of our historical transactions or fair value movements on certain financial instruments that the Company holds.
Other equity reserves comprise the translation reserve (see note 1C), cash flow hedge reserve and the cost of hedging reserve (see note 32), debt instruments at fair value through other comprehensive income reserve (FVOCI debt) and equity investments at fair value through other comprehensive income reserve (FVOCI equity) (see note 15), the capital redemption reserve and the merger reserve.
The merger reserve arose as a result of the application of merger accounting principles under the then prevailing UK GAAP, which under IFRS 1 was retained for mergers that occurred prior to the IFRS transition date. Under merger accounting principles, the difference between the carrying amount of the capital structure of the acquiring vehicle and that of the acquired business was treated as a merger difference and included within reserves. The merger reserve represents the difference between the carrying value of subsidiary undertaking investments and their respective capital structures following the Lattice demerger from BG Group plc and the 1999 Lattice refinancing.
The cash flow hedge reserve will amortise as the committed future cash flows from borrowings are paid or capitalised in fixed assets (as described in note 32). See note 15 for further detail on FVOCI debt and FVOCI equity reserves; and note 32 in respect of cost of hedging reserve.
As the amounts included in other equity reserves are not attributable to any of the other classes of equity presented, they have been disclosed as a separate classification of equity.

	Translation £m	Cash flow hedge £m	Cost of hedging £m	FVOCI equity £m	FVOCI debt £m	Own credit £m	Capital redemption £m	Merger £m	Total £m
At 1 April 2020	1,310	(75)	(50)	25	31	10	19	(5,165)	(3,895)
Exchange adjustments¹	(1,345)	—	—	—	—	—	—	—	(1,345)
Net gains/(losses) taken to equity	—	14	11	36	80	(11)	—	—	130
Share of net losses of associates taken to equity	—	1	—	—	—	—	—	—	1
Transferred to profit or loss	—	56	3	—	—	—	—	—	59
Net losses in respect of cash flow hedging of capital expenditure	—	(14)	—	—	—	—	—	—	(14)
Tax	—	(13)	8	(10)	—	2	—	—	(13)
Cash flow hedges transferred to the statement of financial position, net of tax	—	(17)	—	—	—	—	—	—	(17)
At 1 April 2021	(35)	(48)	(28)	51	111	1	19	(5,165)	(5,094)
Exchange adjustments¹	629	—	—	—	—	—	—	—	629
Net losses taken to equity²	—	(96)	(2)	(70)	(11)	(1)	—	—	(180)
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	1
Transferred to profit or loss	—	40	(1)	—	—	—	—	—	39
Net losses in respect of cash flow hedging of capital expenditure	—	(1)	—	—	—	—	—	—	(1)
Tax	—	11	2	19	3	—	—	—	35
Cash flow hedges transferred to the statement of financial position, net of tax	—	8	—	—	—	—	—	—	8
At 1 April 2022	594	(85)	(29)	—	103	—	19	(5,165)	(4,563)
Exchange adjustments¹	882	—	—	—	—	—	—	—	882
Exchange differences reclassified to the consolidated income statement on disposal	(170)	—	—	—	—	—	—	—	(170)
Net gains/(losses) taken to equity	—	142	(12)	—	(25)	—	—	—	105
Share of net gains of associates taken to equity	—	1	—	—	—	—	—	—	1
Transferred to profit or loss	—	(136)	—	—	—	—	—	—	(136)
Net gains in respect of cash flow hedging of capital expenditure	—	10	—	—	—	—	—	—	10
Tax	—	2	3	—	1	—	—	—	6
Cash flow hedges transferred to the statement of financial position, net of tax	—	5	—	—	—	—	—	—	5
At 31 March 2023	1,306	(61)	(38)	—	79	—	19	(5,165)	(3,860)
1.The exchange adjustments recorded in the translation reserve comprise a gain of £1,080 million (2022: gain of £754 million; 2021: loss of £1,507 million) relating to the translation of foreign operations offset by a loss of £198 million (2022: loss of £125 million; 2021: gain of £183 million) relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the net investment in non-sterling denominated subsidiaries.
2.In the year ended 31 March 2022, the Group disposed of its equity instruments related to shares held as part of a portfolio of financial instruments which back some long‑term employee liabilities. The equity instruments were previously measured at FVOCI and prior to the disposal the Group recognised a gain of £12 million. The accumulated gain of £82 million recognised in other comprehensive income in the year ended 31 March 2022 was transferred to retained earnings on disposal.